Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

April 27, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Special Investment Trust (the “Registrant”)

Post-Effective Amendment No. 173 (1933 Act File No. 002-27962)

Amendment No. 160 (1940 Act File No. 811-01545) (the “Amendment”) filed on behalf of the funds listed on Appendix A (collectively, the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information (“SAIs”) for the Funds included on Appendix A, as well as exhibits.  With the exception of Global Small-Cap Fund, Real Estate Fund, Small-Cap Fund and Special Equities Fund all of the Funds are “feeder” funds that currently invest in corresponding investment portfolios, the “master” funds, or in some cases, multiple investment portfolios.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The prospectus and SAI of Greater India Fund has been marked to show changes from the prospectus and SAI contained in Post-Effective Amendment No. 169 filed with the Securities and Exchange Commission (“SEC”) on March 1, 2017 (Accession No. 0000940394-17-000494) under Rule 485(a) (“PEA No. 169”).  The prospectuses and SAIs of the remaining Funds have been marked to show changes from the documents contained in Post-Effective Amendment No. 162 filed with the SEC on April 28, 2016 (Accession No. 0000940394-16-002411) under Rule 485(b).

The Amendment responds to comments with respect to PEA No. 169 as provided by Lisa Larkin of the Staff of the Division of Investment Management of the SEC to Kimberly McGinn on April 10, 2017, and brings all of the Funds’ financial statements and other information up-to-date, and in conjunction therewith, contains other non-material changes.  Responses to comments provided by Ms. Larkin with respect to PEA No. 169 were previously filed electronically as a separate correspondence on April 26, 2017.

This Amendment is filed pursuant to Rule 485(b) and will be effective May 1, 2017.  Pursuant to Rule 485(b)(4), as internal counsel of the Registrant, I have reviewed the Amendment and it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

The Registrant incorporates by reference the financial information contained in the Annual Reports to Shareholders dated December 31, 2016 and previously filed with the SEC (Accession No. 0001193125-17-059261).

Securities and Exchange Commission

April 27, 2017

If you have any questions or comments concerning the foregoing Amendment, please contact the undersigned at (617) 672-8117.

Very truly yours,

/s/ Katherine M. Campbell

Katherine M. Campbell, Esq.

Assistant Vice President

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APPENDIX A

Eaton Vance Dividend Builder Fund (“Dividend Builder Fund”)

Eaton Vance Global Small-Cap Fund (“Global Small-Cap Fund”)

Eaton Vance Growth Fund (“Growth Fund”)

Eaton Vance Large-Cap Value Fund (“Large-Cap Value Fund”)

Eaton Vance Real Estate Fund (“Real Estate Fund”)

Eaton Vance Small-Cap Fund (“Small-Cap Fund”)

Eaton Vance Special Equities Fund (“Special Equities Fund”)

Eaton Vance Balanced Fund (“Balanced Fund”)

Eaton Vance Core Bond Fund (“Core Bond Fund”)

Eaton Vance Greater India Fund (“Greater India Fund”)

(collectively the “Funds”)